Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Revenue
Schedule of deferred revenue, by type
	March 31,
	2022	2023
Global Distribution System provider	244,101	38,417
Loyalty program	4,076	7,304
Total	248,177	45,721
Non-current	64,965	-
Current	183,212	45,721
Total	248,177	45,721

Summary of changes in deferred revenue

	March 31,
	2022	2023
At April 1	387,049	248,177
Deferred during the year	-	-
Recorded in statement of profit or loss	(138,872)	(202,456)
Transferred to other financial liability (deposits)	-	-
At March 31	248,177	45,721